                                                                                                                  American Skandia Life
                                                                                                                  Assurance Corporation
                                                                                                                    One Corporate Drive
                                                                                                                           P.O. Box 883
                                                                                                                Shelton, CT  06484-0883
                                                                                                              Telephone: (203) 926-1888
                                                                                                                   FAX:  (203) 925-6932

Writer's Direct Dial (203) 944-5477

October 14, 2003

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 33-86866
         Investment Company Act No. 811-5438

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus Supplement for the American Skandia Impact and Defined Investments Annuity products, that would have been filed under paragraph (b) or (c) of
Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive Prospectus Supplement in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Laura K. Kealey
Laura K. Kealey, Esq.

cc:      Patrick Scott, Esq.

ASImpact/FTPORTFOLIOS